Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 10,380	$ 2,562,057	$ 108,982	$ 998,639	$ (330,085)		$ 3,349,973
Balance (shares) at Dec. 31, 2016	10,380,000
Comprehensive income (loss):
Net loss or income			123,560	1,043,442			1,167,002
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					270,019		270,019
Balance at Dec. 31, 2017	$ 10,380	2,562,057	232,542	2,042,081	(60,066)		4,786,994
Balance (shares) at Dec. 31, 2017	10,380,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering - net of offering costs	$ 1,241	4,102,238					4,103,479
Proceeds from initial public offering - net of offering costs (shares)	1,241,459
Comprehensive income (loss):
Net loss or income			(515,971)		(21,843)	$ (537,814)	(537,814)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(169,521)	(823)	(170,344)
Balance at Dec. 31, 2018	$ 11,621	6,664,295	232,542	1,526,110	(229,587)	(22,666)	8,182,315
Balance (shares) at Dec. 31, 2018	11,621,459
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering - net of offering costs	$ 20	70,386					70,406
Proceeds from initial public offering - net of offering costs (shares)	19,361
Comprehensive income (loss):
Net loss or income			30,412	422,649		(153,742)	299,364
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(50,758)	(2,398)	(53,156)
Balance at Dec. 31, 2019	$ 11,641	$ 6,734,681	$ 262,954	$ 1,948,804	$ (280,345)	$ (178,806)	$ 8,498,929
Balance (shares) at Dec. 31, 2019	11,640,820